Share-based payments - Disclosure of Number and Weighted Average Remaining Contractual Life of Founders' Warrants, Warrants, and Free Shares Outstanding (Details)														12 Months Ended
	Jun. 27, 2023 shares	Jun. 22, 2022 shares	Apr. 21, 2021 € / shares	Apr. 20, 2021 shares € / shares	Mar. 17, 2020 shares € / shares	Mar. 29, 2019 shares € / shares	Jul. 27, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Feb. 02, 2016 shares € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 shares € / shares	Dec. 31, 2024 shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2024 shares uSDollarPerEuro	Dec. 31, 2023 shares	Dec. 31, 2024 uSDollarPerEuro	Dec. 31, 2022 shares
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)														0
Number of awards outstanding (in shares)														4,936,540	4,936,540	4,936,540	4,172,089		3,513,246
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)														0			0
Number of awards outstanding (in shares)														467,067	467,067	467,067	557,367		614,726
Awards exercised during the period (in shares)														0			0
BSPCE 09-2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													97,200	0			0
Exercise price (in euros per share) | € / shares													€ 18.68
Number of awards outstanding (in shares)														0	0	0	85,750		86,150
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0			0
Number of awards lapsed or cancelled (in shares)														97,200	97,200	97,200
Number of awards lapsed or cancelled during the period (in shares)														85,750
BSPCE 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)												71,650		0			0
Exercise price (in euros per share) | € / shares												€ 18.57
Number of awards outstanding (in shares)														67,750	67,750	67,750	68,100		68,450
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0			0
Number of awards lapsed or cancelled (in shares)														3,900	3,900	3,900
Number of awards lapsed or cancelled during the period (in shares)														350
BSPCE 2015-3
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)											53,050			0			0
Exercise price (in euros per share) | € / shares											€ 20.28
Number of awards outstanding (in shares)														27,350	27,350	27,350	28,400		30,350
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0			0
Number of awards lapsed or cancelled (in shares)														25,700	25,700	25,700
Number of awards lapsed or cancelled during the period (in shares)														1,050
BSPCE 2016 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)									126,400
Exercise price (in euros per share) | € / shares									€ 14.46
Number of awards outstanding (in shares)														96,817	96,817	96,817
Number of awards, exercised (in shares)														333	333	333
Awards exercised during the period (in shares)														0
Number of awards lapsed or cancelled (in shares)														29,250	29,250	29,250
Number of awards lapsed or cancelled during the period (in shares)														1,050
BSPCE 2016 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)									129,250
Exercise price (in euros per share) | € / shares									€ 14.46
Number of awards outstanding (in shares)														98,100	98,100	98,100
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0
Number of awards lapsed or cancelled (in shares)														31,150	31,150	31,150
Number of awards lapsed or cancelled during the period (in shares)														1,050
BSPCE 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)								117,650
Exercise price (in euros per share) | € / shares								€ 15.93
Number of awards outstanding (in shares)														97,050	97,050	97,050
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0
Number of awards lapsed or cancelled (in shares)														20,600	20,600	20,600
Number of awards lapsed or cancelled during the period (in shares)														1,050
BSPCE 2017 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)								80,000
Exercise price (in euros per share) | € / shares								€ 15.93
Number of awards outstanding (in shares)														80,000	80,000	80,000
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0
Number of awards lapsed or cancelled (in shares)														0	0	0
Number of awards lapsed or cancelled during the period (in shares)														0
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)														0			0
Number of awards outstanding (in shares)														141,251	141,251	141,251	151,251		185,251
Awards exercised during the period (in shares)														0			0
BSA 2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													14,000	0			0
Grant price (in euro per share) | € / shares													€ 4.87
Exercise price (in euros per share) | € / shares													€ 17.67		€ 17.67
Number of awards outstanding (in shares)														0	0	0	10,000		10,000
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0			0
Number of awards lapsed or cancelled (in shares)														14,000	14,000	14,000
Number of awards lapsed or cancelled during the period (in shares)														10,000
BSA 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)												26,000		0			0
Grant price (in euro per share) | € / shares												€ 4.87
Exercise price (in euros per share) | € / shares												€ 17.67
Number of awards outstanding (in shares)														21,000	21,000	21,000	21,000		21,000
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0			0
Number of awards lapsed or cancelled (in shares)														5,000	5,000	5,000
Number of awards lapsed or cancelled during the period (in shares)														0
BSA 2015-2 a
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)										64,000				0			0
Grant price (in euro per share) | € / shares										€ 5.00
Exercise price (in euros per share) | € / shares										€ 19.54
Number of awards outstanding (in shares)														64,000	64,000	64,000	64,000		64,000
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0			0
Number of awards lapsed or cancelled (in shares)														0	0	0
Number of awards lapsed or cancelled during the period (in shares)														0
BSA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)							5,820							0			0
Grant price (in euro per share) | € / shares							€ 2.36
Exercise price (in euros per share) | € / shares							€ 16.10
Number of awards outstanding (in shares)														5,820	5,820	5,820	5,820		5,820
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0			0
Number of awards lapsed or cancelled (in shares)														0	0	0
Number of awards lapsed or cancelled during the period (in shares)														0
BSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)						18,000								0			0
Grant price (in euro per share) | € / shares						€ 1.15
Exercise price (in euros per share) | € / shares						€ 11.66
Number of awards outstanding (in shares)														18,000	18,000	18,000	18,000		18,000
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0			0
Number of awards lapsed or cancelled (in shares)														0	0	0
Number of awards lapsed or cancelled during the period (in shares)														0
BSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)					18,000									0			0
Grant price (in euro per share) | € / shares					€ 0.29
Exercise price (in euros per share) | € / shares					€ 6.59
Number of awards outstanding (in shares)														18,000	18,000	18,000	18,000		18,000
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0			0
Number of awards lapsed or cancelled (in shares)														0	0	0
Number of awards lapsed or cancelled during the period (in shares)														0
BSA 2021
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)				48,103										0			0
Grant price (in euro per share) | € / shares				€ 2.95
Exercise price (in euros per share) | € / shares			€ 13.47	€ 13.47
Number of awards outstanding (in shares)														14,431	14,431	14,431	14,431		14,431
Number of awards, exercised (in shares)														0	0	0
Awards exercised during the period (in shares)														0			0
Number of awards lapsed or cancelled (in shares)														33,672	33,672	33,672
Number of awards lapsed or cancelled during the period (in shares)														0
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)														0			866,320
Number of awards outstanding (in shares)														815,920	815,920	815,920	1,127,296		653,746
Awards exercised during the period (in shares)														293,523			354,510
AGA 2022
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)		300,039												0			0
Number of awards outstanding (in shares)														0	0	0	293,776	0	299,035
Number of awards, exercised (in shares) | uSDollarPerEuro																		293,523
Awards exercised during the period (in shares)														293,523		293,523	0
Number of awards lapsed or cancelled (in shares) | uSDollarPerEuro																		6,516
Number of awards lapsed or cancelled during the period (in shares)														253
AGA 2023 - P1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)	427,110													0			427,110
Number of awards outstanding (in shares)														392,460	392,460	392,460	400,960		0
Awards exercised during the period (in shares)														0			0
Number of awards lapsed or cancelled (in shares)														34,650	34,650	34,650
Number of awards lapsed or cancelled during the period (in shares)														8,500
AGA 2023 - P2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)	439,210													0			439,210
Number of awards outstanding (in shares)														423,460	423,460	423,460	432,560	423,460	0
Awards exercised during the period (in shares)														0			0
Number of awards lapsed or cancelled (in shares) | uSDollarPerEuro																		15,750
Number of awards lapsed or cancelled during the period (in shares)														9,100